PROPERTY, PLANT AND EQUIPMENT - Cost, Depreciation, Net Carrying Amount (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 11,143	CAD 10,749	CAD 10,997
Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,645	28,652	30,584
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(18,502)	(17,903)	(19,587)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	693	687	651
Land and buildings | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,090	1,062	998
Land and buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(397)	(375)	(347)
Cable and wireless network
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,046	7,073	7,321
Cable and wireless network | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,252	20,108	20,900
Cable and wireless network | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13,206)	(13,035)	(13,579)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,189	1,872	1,873
Computer equipment and software | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,996	4,296	5,294
Computer equipment and software | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,807)	(2,424)	(3,421)
Customer premise equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	475	404	461
Customer premise equipment | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,565	1,560	1,658
Customer premise equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,090)	(1,156)	(1,197)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	276	264	248
Leasehold improvements | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	496	457	423
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(220)	(193)	(175)
Equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	464	449	443
Equipment and vehicles | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,246	1,169	1,311
Equipment and vehicles | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD (782)	CAD (720)	CAD (868)